12 SEGMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summarized financial information concerning reportable segments
Revenues	$ 1,118,118	$ 761,042
Loss from operations	(7,909,169)	(4,622,956)
Interest expense, net	(9,759)	(1,601,269)
Loss before income taxes	(7,918,928)	(6,224,225)
Property and equipment at cost, net	779,297	860,932
Depreciation and amortization expense	182,089	219,552
Plasma Collection Center Member
Summarized financial information concerning reportable segments
Revenues	1,118,118	761,042
Loss from operations	(1,297,802)	(609,676)
Interest expense, net	0	0
Loss before income taxes	(1,297,802)	(609,676)
Property and equipment at cost, net	687,462	822,265
Depreciation and amortization expense	164,514	197,274
Research And Development Member
Summarized financial information concerning reportable segments
Revenues	0	0
Loss from operations	(3,469,078)	(2,581,386)
Interest expense, net	0	0
Loss before income taxes	(3,469,078)	(2,581,386)
Property and equipment at cost, net	5,967	28,924
Depreciation and amortization expense	4,558	18,144
Corporate Member
Summarized financial information concerning reportable segments
Revenues	0	0
Loss from operations	(3,142,289)	(1,431,894)
Interest expense, net	(9,759)	(1,601,269)
Loss before income taxes	(3,152,048)	(3,033,163)
Property and equipment at cost, net	85,868	9,743
Depreciation and amortization expense	$ 13,017	$ 4,134